Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2012 Unaudited
ASSETS
Accounts receivable, less allowance for doubtful accounts	$ 7,600	$ 4,031
Stockholders' equity:
Series A Preferred stock, par value	$ 0.01	$ 0.01
Series A Preferred stock, authorized shares	10,000,000	10,000,000
Series A Preferred stock, issued shares	0	0
Series A Preferred stock, outstanding shares	0	0
Series B Preferred stock, par value	$ 0.01	$ 0.01
Series B Preferred stock, authorized shares	10,000,000	10,000,000
Series B Preferred stock, issued shares	750,000	750,000
Series B Preferred stock, outstanding shares	750,000	750,000
Series B liquidation preference	877,500	877,500
Series C Preferred stock, par value	$ 0.01	$ 0.01
Series C Preferred stock, authorized shares	10,000,000	10,000,000
Series C Preferred stock, issued shares	177,904	177,904
Series C Preferred stock, outstanding shares	177,904	177,904
Series C liquidation preference	97,847	97,847
Series D Preferred stock, par value	$ 0.01	$ 0.01
Series D Preferred stock, authorized shares	10,000,000	10,000,000
Series D Preferred stock, issued shares	1,751,005	1,751,005
Series D Preferred stock, outstanding shares	1,751,005	1,751,005
Series D liquidation preference	4,714,433	4,714,433
Series D cumulative dividends	$ 4,714,433	$ 4,714,433
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	90,000,000	90,000,000
Common stock, issued shares	59,349,300	61,786,822
Common stock, outstanding shares	59,349,300	61,786,822